Prepaid Expenses and Other Current Assets (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 17, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Deferred cost						$ 1,499
Price per share (in Dollars per share)						$ 10
Provision for doubtful recoveries				$ 148	$ 39